CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 276,598		$ 385,224
Restricted cash	7,422		759
Short-term investments	816,394		847,041
Accounts receivable, net of allowance of $14,571 and $15,076	222,522		220,228
Inventories	150,642		138,808
Value added tax receivables	3,432		10,225
Other receivables	23,316		21,512
Prepayments and deposits	16,481		14,310
Deferred tax assets, net	14,802		9,585
Total current assets	1,531,609		1,647,692
Restricted cash, non-current	5,061		17,453
Other assets	9,666		10,755
Accounts receivable-non-current, net of allowance of $nil and $nil	3,350		1,389
Advances for purchase of property, plant and equipment	21,840		18,919
Property, plant and equipment, net	412,733		324,710
Land use rights, net	59,057		59,463
Intangible assets, net	175,451		181,077
Goodwill	254,435		242,476
Total assets	2,473,202		2,503,934
Current liabilities:
Short-term bank loans	59,625		260,000
Notes payable	9,234		10,945
Accounts payable	93,523		93,673
Advances from customers	31,396		28,240
Salaries payable	114,583		91,220
Other payables and current liabilities	168,139		118,951
Purchase consideration payable	17,173		20,457
Income taxes payable	20,415		20,721
Other taxes payable	10,342		12,832
Total current liabilities	524,430		657,039
Long-term bank loans	197,585		215,703
Other long-term liabilities	10,670		7,222
Deferred tax liabilities, net	69,233		45,812
Total liabilities	801,918		925,776
Commitments and contingencies (Note 22)
Mindray shareholders' equity:
Ordinary shares (HK$0.001 par value, 5,000,000,000 shares authorized, 118,328,437 shares and 117,301,753 shares issued and outstanding, respectively)	15	[1]	15	[1]
Additional paid-in capital	453,564		521,617
Retained earnings	1,000,257		865,676
Accumulated other comprehensive income	144,120		150,432
Treasury stock at cost, 506,543 shares and nil shares, respectively			(18,792)
Total Mindray shareholders' equity	1,597,956		1,518,948
Non-controlling interests	73,328		59,210
Total equity	1,671,284		1,578,158
Total liabilities and equity	$ 2,473,202		$ 2,503,934

[1]	Ordinary shares of the Company consists of Class A and Class B ordinary shares as follows: 1. Class A ordinary shares, HK$0.001 par value per share, 4,000,000,000 shares authorized, 89,208,530 shares and 88,181,846 shares issued and outstanding as of December 31, 2013 and 2014, respectively. 2. Class B ordinary shares, HK$0.001 par value per share, 1,000,000,000 shares authorized, 29,119,907 shares and 29,119,907 shares issued and outstanding as of December 31, 2013 and 2014, respectively.